INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 12 – INCOME TAXES

The Tax Cuts and Jobs Acts (the “Act”) was enacted on December 22, 2017. The Act reduces the U.S. federal corporate income tax rate from 35% to 21%. ASC 740, “Income Taxes”, requires that effects of changes in tax rates to be recognized in the period enacted. Recognizing the late enactment of the Act and complexity of accurately accounting for its impact, the Securities and Exchange Commission in SAB 118 provides guidance that allows registrants to provide a reasonable estimate of the Act in their financial statements and adjust the reported impact in a measurement period not to exceed one year.

As of December 31, 2017, we have not completed our accounting for the tax effects of the Act; however, a reasonable estimate was made to measure most of our deferred tax assets and liabilities based on the rates at which they are expected to reverse in the future as a result of the reduction on the federal tax rate, and we recorded a provisional amount for our one-time transition tax liability. The provisional tax expense recorded of approximately $1,700,000 related to the re-measurement of our deferred tax asset balance and resulted in a reduction of our deferred tax asset and a corresponding increase to our income tax expense.

At December 31, 2017, the Company has available for federal income tax purposes a net operating loss carry forward of approximately $45,000,000, which begin expiring in the year 2033, that may be used to offset future taxable income. The Company has provided a valuation reserve against the full amount of the net operating loss benefit, since in the opinion of management based upon the earnings history of the Company; it is more likely than not that the benefits will not be realized. Due to possible significant changes in the Company’s ownership, the future use of its existing net operating losses may be limited. All or portion of the remaining valuation allowance may be reduced in future years based on an assessment of earnings sufficient to fully utilize these potential tax benefits.  During the year ended December 31, 2016, the Company has increased the valuation allowance from $4,946,000 to $11,090,000.

The Company has adopted the provisions of ASC 740-10-25, which provides recognition criteria and a related measurement model for uncertain tax positions taken or expected to be taken in income tax returns. ASC 740-10-25 requires that a position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not that the position would be sustained upon examination by tax authorities.

Tax position that meet the more likely than not threshold are then measured using a probability weighted approach recognizing the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement. The Company had no tax positions relating to open income tax returns that were considered to be uncertain.

Sections 382 and 383 of the Internal Revenue Code of 1986, as amended (the “Code”), provide for annual limitations on the utilization of net operating loss and credit carryforwards if the Company were to undergo an ownership change, as defined in Section 382 of the Code. In general, an ownership change occurs whenever the percentage of the shares of a corporation owned, directly or indirectly, by 5-percent shareholders, as defined in Section 382 of the Code, increases by more than 50 percentage points over the lowest percentage of the shares of such corporation owned, directly or indirectly, by such 5-percent shareholders at any time over the preceding three years. In the event such ownership change occurs, the annual limitation may result in the expiration of the net operating losses prior to full utilization.

The Company is required to file income tax returns in the U.S. Federal jurisdiction and in Colorado. The Company is no longer subject to income tax examinations by tax authorities for tax years ending before December 31, 2013.

The Company’s deferred taxes as of December 31, 2017 and 2016 consist of the following:

	207	2016
Non-Current deferred tax asset:
Net operating loss carry-forwards	11,090,000	4,946,000
Valuation allowance	(11,090,000)	(4,946,000)
Net non-current deferred tax asset	—	—

The Company is delinquent in filing its payroll taxes related to stock compensation awards. At December 31, 2017, the Company has, in payroll tax liabilities, including interest and penalties, of approximately $1,599,489, due to federal and state taxing authorities. The actual liability may be higher or lower due to interest or penalties assessed by federal and state taxing authorities. The Company expects to settle these liabilities by June 30, 2018.